SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Non-controlling interest	$ 5,931,032	$ 6,087,019
Shanghai [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 33,576	65,652
Beijing [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 910,063	867,501
Qinghai [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 162,523	193,753
Harbin [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 374,624	436,332
Zhengzhou [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 245,742	277,424
Chengdu [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 279,492	268,966
Guangzhou [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 328,754	310,888
Changchun [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 252,742	275,496
Hefei [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 189,983	278,903
Hangzhou [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 421,623	437,487
Tianjin [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 534,253	477,013
Shenzhen [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 97,650	122,690
Qingdao [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 93,365	93,626
Kunming [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 798,503	740,138
Xi’an [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 170,986	174,271
Shijiazhuang [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 641,522	652,868
Ningbo [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 191,982	192,754
Chongqing [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 131,265	156,366
Changyun [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 47,005	48,995	[1]
Suzhou [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 14,778	10,800
Changzhou [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 3,503	5,096
Zibo [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 7,098	$ 0

[1]	On March 17, 2023, the shareholders of the Changyun approved a reduction of its registered capital from RMB5.0 million ($699,007) to RMB1.0 million ($139,801). RMB704,000 ($98,220) of capital contribution was returned to the NCI during the year ended March 31, 2024 and the remaining of RMB1,096,000 ($179,185) of capital contribution was fully returned to the NCI during the year ended March 31, 2025.